Related Party Transactions (Details) (USD $)	3 Months Ended		12 Months Ended		3 Months Ended			3 Months Ended			3 Months Ended			3 Months Ended					3 Months Ended			3 Months Ended
	Mar. 31, 2014 800 Superior, LLC	Mar. 31, 2013 800 Superior, LLC	Dec. 31, 2012 800 Superior, LLC sqft	Mar. 31, 2014 800 Superior, LLC	Mar. 31, 2014 Affiliated Entity AAIM Asset Management Fee	Mar. 31, 2013 Affiliated Entity AAIM Asset Management Fee	Dec. 31, 2013 Affiliated Entity AAIM Asset Management Fee	Mar. 31, 2014 Affiliated Entity AmTrust Financial Services, Inc. Postage And Billing Services	Mar. 31, 2013 Affiliated Entity AmTrust Financial Services, Inc. Postage And Billing Services	Dec. 31, 2013 Affiliated Entity AmTrust Financial Services, Inc. Postage And Billing Services	Mar. 31, 2014 Affiliated Entity AmTrust Financial Services, Inc. Information Technology Development Services	Mar. 31, 2013 Affiliated Entity AmTrust Financial Services, Inc. Information Technology Development Services	Dec. 31, 2013 Affiliated Entity AmTrust Financial Services, Inc. Information Technology Development Services	Mar. 31, 2014 Affiliated Entity AmTrust Financial Services, Inc. License Fee For Policy Management System	Mar. 31, 2013 Affiliated Entity AmTrust Financial Services, Inc. License Fee For Policy Management System	Dec. 31, 2013 Affiliated Entity AmTrust Financial Services, Inc. License Fee For Policy Management System	Mar. 31, 2014 Affiliated Entity AIBD Health Plan Welfare Benefit Plan	Dec. 31, 2013 Affiliated Entity AIBD Health Plan Welfare Benefit Plan	Mar. 31, 2014 Affiliated Entity Agent Alliance Insurance Company (AAIC) Asset Management Fee	Mar. 31, 2013 Affiliated Entity Agent Alliance Insurance Company (AAIC) Asset Management Fee	Dec. 31, 2013 Affiliated Entity Agent Alliance Insurance Company (AAIC) Asset Management Fee	Mar. 31, 2014 Affiliated Entity Risk Services, LLC (RSL) Consulting And Marketing Services for Product Promotion	Mar. 31, 2013 Affiliated Entity Risk Services, LLC (RSL) Consulting And Marketing Services for Product Promotion	Dec. 31, 2013 Affiliated Entity Risk Services, LLC (RSL) Consulting And Marketing Services for Product Promotion
Related Party Transaction [Line Items]
Asset management fee, percentage					0.05%
Asset management fee, threshold to determine fee					$ 1,000,000,000
Asset management fee percentage, above threshold					0.0375%
Asset management agreement, initial term agreement may not be terminated					1 year
Prior notice period for written notification of termination					30 days
Asset management costs					423,000	363,000
Payable related to management services					432,000		439,000
Term of agreement								10 years
Term of subsequent renewals								5 years
Period allowed for party to cure breach of contract								30 days
Income (expense) from reinsurance affiliates								2,293,000	1,239,000		1,375,000	1,006,000		4,087,000	3,282,000							31,000	61,000
Payables for services purchased from related parties								1,962,000		1,389,000	1,375,000		777,000	9,195,000		7,610,000						31,000		26,000
License fee, percentage														1.25%
Information technology services capitalized in property and equipment											1,375,000	853,000
Receivable from related party																	10,261,000	4,955,000
Management fee revenue																			27,000	10,000
Due to (from) related parties																			103,000		(207,000)
Period balances due are settled																			30 days
Equity interest percentage acquired				50.00%
Term of lease			15 years
Area of office lease space			134,000
Rent expense	$ 561,000	$ 536,000